GOODWILL - Schedule of Goodwill By Geography (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 14,550	$ 8,815	$ 5,317
Europe
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,949	2,131
United States
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,843	1,306
Australia
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,293	876
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,169	1,923
Colombia
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,428	1,384
Brazil
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	862	762
Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,006	$ 433